Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	September 30, 2022		December 31, 2021
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$249	$-	$82	$-
Foreign exchange forward contracts designated as hedging instruments	1,899	-	910	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(427)	-	(89)	-
Foreign exchange forward contracts designated as hedging instruments	(2,481)	-	(60)	-
Total contingent consideration*	-	55,412	-	55,919
	$(760)	$55,412	$843	$55,919